CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

15.                               CONVERTIBLE REDEEMABLE PREFERRED SHARES

On March 26, 2008, CDH Xueda Education and Century Hui Ce, which was owned by three individual investors, subscribed for convertible redeemable preferred share interests in Xueda Technology, which represented 23.16% and 10.17%, respectively, of the total equity interest on an as converted basis, with cash of $2,269 and $996, respectively.

On April 24, 2009, the Company was established as the holding company of the Group. The convertible redeemable preferred share interests held by CDH Xueda Education and Century Hui Ce in Xueda Technology were exchanged for the identical number of convertible redeemable preferred shares of the Company. After the performance adjustment (see below for performance adjustment term), 20,033,080 Series A1 convertible redeemable preferred shares were held by CDH Xueda Limited, the beneficial owner of CDH Xueda Education; 3,518,770, 2,262,570, and 3,015,580 Series A2 convertible redeemable preferred shares were held by the three individual beneficial owners of Century Hui Ce, respectively.

In addition, on August 28, 2009, CDH Xueda Limited contributed cash of $500 into the Company in return for 1,522,840 Series A1 convertible redeemable preferred shares.

On November 5, 2010, the Company succeeded in its IPO, 21,555,920 Series A1 Preferred Shares and 8,796,920 Series A2 convertible redeemable preferred Shares were automatically converted into 30,352,840 ordinary shares.

The significant terms of the Series A1 and Series A2 convertible redeemable preferred shares (collectively, “Series A preferred shares”) during the period when they were outstanding are summarized as follows.

Dividends

No dividend could be paid on ordinary shares at a rate greater than the rate at which dividends were paid on Series A preferred shares. Series A preferred shares were participating securities.

Liquidation preference

In the event of any liquidation event, the holders of the Series A convertible redeemable preferred shares would be entitled to receive in preference to the holders of the ordinary shares an amount equal to the Series A convertible redeemable preferred shares issuance price plus all accrued or declared but unpaid dividends. After full preference amount had been paid on all the Series A convertible redeemable preferred shares, any remaining funds or assets of the Group legally available for distribution to shareholders should be distributed pro rata among the holders of the Series A convertible redeemable preferred shares (on an as-converted basis) together with the holders of the ordinary shares.

Voting rights

Each Series A convertible redeemable preferred share carried a number of votes equal to the number of ordinary shares then issuable upon its conversion into ordinary shares. The Series A convertible redeemable preferred shares generally voted together with the ordinary shares and not as a separate class.

Conversion rights

Each holder of the Series A convertible redeemable preferred shares could convert the preferred shares into ordinary shares at any time. The initial conversion ratio was on a one for one basis, subject to certain anti-dilution adjustments and adjustments for future issuance of shares (including those deemed to be issued, such as issue any options or convertible securities) at a price lower than the preferred shares conversion price in effect as of then.

Automatic conversion

The Series A convertible redeemable preferred shares were automatically converted into ordinary shares upon a qualified public offering, which means a firm commitment underwritten initial public offering and listing on an internationally recognized stock exchange by the Group of its ordinary shares representing at least 15% ordinary shares (on a fully diluted basis immediately prior to such initial public officering) at a price per share implying the valuation of the Group immediately prior to such offering of at least $100,000.

The convertible redeemable preferred share interests in Xueda Technology purchased by CDH Xueda Education and Century Hui Ce on March 26, 2008 did not result in beneficial conversion feature as the effective conversion price exceeded the fair value of ordinary shares of Xueda Technology on March 26, 2008.

The effective conversion price of series A1 convertible redeemable preferred shares subscribed by CDH Xueda Limited on August 28, 2009 were $0.33 per share, which was lower than the fair value of ordinary shares of the Company on August 28, 2009, and resulted in a beneficial conversion feature of $460. The beneficial conversion feature was recorded as a credit to additional paid-in capital.

Performance adjustment

If the revenues of 2007 and 2008, and net profit of 2009 met certain targets, CDH Xueda Education and Century Hui Ce should transfer certain percentage equity interest to the individual ordinary shareholders in proportion to their equity interests in the Company. The Group’s performance met the targets for 2007 and 2008 as determined in April 2009, and accordingly a total of 4.5% equity interest in the Company held by CDH Xueda Education and Century Hui Ce was transferred to the individual ordinary shareholders, which resulted in 3,126,920 Series A1 convertible redeemable preferred shares held by CDH Xueda Education and 1,373,080 Series A2 convertible redeemable preferred shares held by Century Hui Ce being converted to ordinary shares and transferred to the individual ordinary shareholders.

Redemption

If (i) the Company failed to consummate a qualified IPO on or before December 31, 2011, or (ii) the Company satisfied all the prerequisites for a qualified IPO, and CDH had approved a proposal to initiate such a qualified IPO, but such proposal was rejected by the other directors, or (iii) there was a material breach by the Company or the Individual ordinary shareholders, if so requested by the holders of at least 50% of the Series A convertible redeemable preferred shares, the Company should redeem all of the outstanding Series A preferred shares. The redemption price should be at compound interest rate of 15% based on original contribution, plus all declared but unpaid dividends thereon up to the date of redemption.

The Group accrued the 15% premium over the redemption period as deemed dividends with debits to accumulated deficit of $517, $520 and $nil for the years ended December 31, 2009, 2010, 2011, respectively.